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                       SUPPLEMENT DATED OCTOBER 18, 1996

                                       TO

                       PROSPECTUS DATED FEBRUARY 29, 1996

                         NATIONWIDE(R) FAMILY OF FUNDS
                         -----------------------------

                        NATIONWIDE INVESTING FOUNDATION
                        -------------------------------

                           NATIONWIDE(R) GROWTH FUND
                               NATIONWIDE(R) FUND
                            NATIONWIDE(R) BOND FUND
                        NATIONWIDE(R) MONEY MARKET FUND

                       NATIONWIDE INVESTING FOUNDATION II
                       ----------------------------------

                       NATIONWIDE(R) TAX-FREE INCOME FUND
                   NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND


All references in the Prospectus to Nationwide Financial Services, Inc. are hereby changed to Nationwide Advisory Services, Inc. Effective October 18, 1996 Nationwide Financial Services, Inc. changed its name to Nationwide Advisory Services, Inc. Please keep this supplement with your prospectus.